Cash-settled share-based payment provision - Share-based payment expense movement in long-term provisions (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R 655	R (237)	R 371
Increase in share price	37.00%
Share price	R 502.86
Share Appreciation Right (SARs)
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R 655	(342)	(180)
SARs with no CPTs
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	117	(110)	50
SARs with CPTs
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R 538	(232)	(230)
Long-term incentive cash settled
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions		R 105	R 551